GENERAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 27,337	$ 22,599	$ 37,066
Accumulated deficit	358,178	330,841
Net cash used in operating activities	$ 27,888	$ 13,291	$ 30,658
Percentage of workforce reduction from restructuring activities	35.00%
Research and Development Collaboration and Licensing Agreement
Upfront payment received	$ 10,000			$ 10,000
Potential milestone compensation	200,000			250,000
Preclinical milestone compensation				$ 23,000
Amount of investment in Compugen	$ 12,000